SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Applications Software - 3.0%
HubSpot, Inc. (1)	401	$80,176
Materialise NV - ADR (1)	802	20,226
Microsoft Corp.	891	163,276
		263,678
Commercial Services - 1.8%
IWG PLC	13,261	48,495
Wirecard AG	1,044	109,811
		158,306
Commercial Services - Finance - 7.4%
Adyen NV (1)	76	100,009
PayPal Holdings, Inc. (1)	1,746	270,647
Square, Inc. - Class A (1)	3,449	279,645
		650,301
Computer Software - 7.6%
Box, Inc. - Class A (1)	1,985	39,660
Citrix Systems, Inc.	223	33,031
Cloudera, Inc. (1)	4,290	43,973
Dropbox, Inc. - Class A (1)	1,712	38,640
MongoDB, Inc. - Class A (1)	449	104,217
Slack Technologies, Inc. - Class A (1)	6,212	217,731
Splunk, Inc. (1)	120	22,301
Twilio, Inc. - Class A (1)	554	109,470
Zoom Video Communications, Inc. - Class A (1)	348	62,459
		671,482
Computers - 1.0%
Apple, Inc.	270	85,844

Computers - Other - 2.2%
Stratasys Ltd. (1)	10,845	193,692

Data Processing & Management - 2.1%
DocuSign, Inc. (1)	1,315	183,758

E-Commerce & Products - 16.2%
Alibaba Group Holding Ltd. - ADR (1)	1,102	228,544
Amazon.com, Inc. (1)	40	97,695
eBay, Inc.	4,143	188,672
Etsy, Inc. (1)	2,647	214,354
JD.com, Inc. - Class A - ADR (1)	4,014	218,080
Pinduoduo, Inc. - Class A - ADR (1)	4,407	294,696
Rakuten, Inc.	19,840	179,736
		1,421,777

E-Commerce & Services - 18.5%
Delivery Hero SE (1)	573	54,929
Demae-Can Co. Ltd.	5,600	72,199
Eventbrite, Inc. - Class A (1)	9,388	80,925
Fiverr International Ltd. (1)	5,151	335,433
Groupon, Inc. (1)	26,511	33,801
Grubhub, Inc. (1)	954	54,130
Lyft, Inc. - Class A (1)	6,087	190,280
MercadoLibre, Inc. (1)	289	246,133
Uber Technologies, Inc. (1)	6,929	251,661
Upwork, Inc. (1)	24,296	302,242
		1,621,733
E-Marketing - Information - 1.2%
Jumia Technologies AG - ADR (1)	22,967	103,122

Enterprise Software & Services - 0.4%
Workday, Inc. - Class A (1)	219	40,171

Entertainment Software - 1.9%
NetEase, Inc. - ADR	447	171,156

Finance - Consumer Loans - 3.5%
LendingClub Corp. (1)	23,002	123,061
LendingTree, Inc. (1)	700	182,014
		305,075
Food - Retail - 0.9%
Just Eat Takeaway.com NV (1)	319	34,508
Just Eat Takeaway.com NV (1)	396	42,974
		77,482
Internet Content - Entertainment - 12.8%
Facebook, Inc. - Class A (1)	885	199,205
JOYY, Inc. - Class A - ADR (1)	2,545	155,372
Pinterest, Inc. - Class A (1)	8,375	169,929
Snap, Inc. - Class A (1)	12,785	242,148
Tian Ge Interactive Holdings Ltd. (1)	937,680	113,717
Twitter, Inc. (1)	7,758	240,265
		1,120,636
Internet Content - Information & News - 3.4%
Momo, Inc. - Class A - ADR	4,836	93,818
Tencent Holdings Ltd.	3,906	206,815
		300,633
Rubber & Plastic Products - 2.8%
Proto Labs, Inc. (1)	1,942	245,372

Schools - 4.4%
2U, Inc. (1)	6,630	241,796
New Oriental Education & Technology Group, Inc. - ADR (1)	1,193	143,112
		384,908
Transport - Services - 0.4%
FedEx Corp.	264	34,468

Web Hosting & Design - 2.6%
GoDaddy, Inc. - Class A (1)	1,041	80,417
Shopify, Inc. - Class A (1)	198	150,045
		230,462
Web Portals & ISPs - 5.4%
Alphabet, Inc. - Class A (1)	54	77,410
Baidu, Inc. - Class A - ADR (1)	2,250	239,738
Yandex NV - Class A (1)	3,902	156,977
		474,125
Total Common Stocks
(Cost $7,760,267)		8,738,181

Short-Term Investments - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 0.086% (2)	43,755	43,755
Total Short-Term Investments
(Cost $43,755)		43,755

Total Investments in Securities - 100.0%
(Cost $7,804,022)		8,781,936
Other Liabilities in Excess of Assets - (0.0)% (3)		(2,931)
Total Net Assets - 100.0%		$8,779,005

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2020.
(3)	Does not round to 0.1%.

Summary of Fair Value Exposure at May 31, 2020 (Unaudited)

The SoFi Gig Economy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$8,738,181	$–	$–	$8,738,181
Short-Term Investments	43,755	–	–	43,755
Total Investments in Securities	$8,781,936	$–	$–	$8,781,936

(1) See Schedule of Investments for industry breakout.